Summary of Significant Accounting Policies - Schedule of Gross Carrying Value and Accumulated Amortization of Finite Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 167.3
Accumulated amortization	13.8
Net	153.5	1.2
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	19 years
Gross Carrying Value	110.5
Accumulated amortization	1.3
Net	109.2
Patent and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	2 years	2 years
Gross Carrying Value	8.4	8.6
Accumulated amortization	7.9	7.4
Net	0.5	1.2
Licensing arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	4 years
Gross Carrying Value	28.1
Accumulated amortization	1.5
Net	26.6
Developed product technology [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	5 years
Gross Carrying Value	14.5
Accumulated amortization	0.7
Net	13.8
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	1 year
Gross Carrying Value	5.1
Accumulated amortization	2.3
Net	2.8
Net favorable leases and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	0.7
Accumulated amortization	0.1
Net	$ 0.6
Net favorable leases and other [Member]
Finite-Lived Intangible Assets [Line Items]
Average remaining life (years)	2 years